Summary of Activity under Stock Option Plan (Detail) (KII) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 JPY (¥) Year	Mar. 31, 2011 USD ($)
Number of Options
Beginning Balance	332	332
Granted
Exercised
Expired and cancelled	(35)	(35)
Ending Balance	297	297
Exercisable at March 31, 2011	297	297
Weighted Average Exercise Price
Beginning Balance		$ 2.27
Granted
Exercised
Expired and cancelled		$ 2.44
Ending Balance		$ 2.25
Exercisable at March 31, 2011		$ 2.25
Weighted Average Contractual Life Remaining (years)
Outstanding at March 31, 2011	3.17	3.17
Exercisable at March 31, 2011	3.17	3.17
Aggregate Intrinsic Value
Exercised
Outstanding at March 31, 2011
Exercisable at March 31, 2011